Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 23, 2026, Vertical Data Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original Form 8-K”), to report the issuance of equity compensation to certain officers and the directors of the Company and to report the matters submitted to a vote of the holders of the Company’s common stock at the Company’s 2026 Annual Meeting of Stockholders, which was held on September 17, 2026 (the “Annual Meeting”). The Company is filing this Amendment No. 1 to the Current Report on Form 8-K/A (this “Amendment No. 1”) to amend the Original Form 8-K solely to file a copy of the file-stamped Certificate of Amendment (the “Certificate of Amendment”) to the Articles of Incorporation of the Company (the “Articles of Incorporation”) as Exhibit 3.2 to this Amendment No. 1, which was filed with the Secretary of State of the State of Nevada (the “Nevada Secretary of State”) on September 24, 2026. The file-stamped Certificate of Amendment filed as Exhibit 3.2 to this Amendment No. 1 was not available when the Company filed the Original Form 8-K with the SEC. The Company received written confirmation that the file-stamped Certificate of Amendment had been filed with the Nevada Secretary of State on September 24, 2026 and was deemed effective on such date.
Document Period End Date	Sep. 16, 2026
Entity File Number	000-56812
Entity Registrant Name	Vertical Data Inc.
Entity Central Index Key	0002033264
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false